Fair Value Measurements (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of fair value assets and liabilities
Total Warrant Liability	$ 723,913	$ 102,185	$ 11,242,800
Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	630,000	23,435	4,215,600
Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability			5,452,200
IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	93,913	78,750	1,575,000
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	93,913	78,750	1,575,000
Quoted Prices In Active Markets (Level 1) [Member] | Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	93,913	78,750	1,575,000
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	630,000	23,435	9,667,800
Significant Other Observable Inputs (Level 2) [Member] | Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	630,000	23,435	4,215,600
Significant Other Observable Inputs (Level 2) [Member] | Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability			5,452,200
Significant Other Observable Inputs (Level 2) [Member] | IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability